Trade and Other Receivables and Prepayments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of financial assets [Line Items]
Trade receivable past due that have not been impaired	¥ 587,510,000	¥ 438,751,000	$ 90,299
Trade receivables [member]
Disclosure of financial assets [Line Items]
Provision for doubtful debts	0	0
Past due but not impaired [Member]
Disclosure of financial assets [Line Items]
Trade receivable past due that have not been impaired	¥ 0	¥ 0
Bottom of range [Member]
Disclosure of financial assets [Line Items]
Credit period for trade customers	30 days	30 days
Top of range [Member]
Disclosure of financial assets [Line Items]
Credit period for trade customers	90 days	90 days